CONDENSED, CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2014		Sep. 30, 2014 Maintenance rights intangible and lease premium, net	Dec. 31, 2013 Predecessor
ASSETS
Cash and cash equivalents, including interest bearing accounts of $487,467 (2014) and $1,265,074 (2013)	$ 603,130,000	[1]		$ 1,351,405,000	[1]
Restricted cash, including interest bearing accounts of $389,361 (2014) and $451,179 (2013)	402,096,000			464,824,000
Trade receivables	129,452,000
Flight equipment held for operating leases, net	23,519,728,000			32,453,037,000
Flight equipment held for sale	17,302,000
Net investment in finance and sales-type leases	230,043,000			211,116,000
Prepayments on flight equipment	3,133,705,000			636,483,000	[2]
Other intangibles, net			4,226,188,000
Deferred income tax asset	66,433,000
Receivable from related party, net	1,214,882,000
Other assets	532,418,000
Lease receivables and other assets				934,063,000
Deferred debt issue costs, less accumulated amortization of $309,499 (2013)	46,758,000			258,189,000
TOTAL ASSETS	34,522,928,000			36,309,117,000
LIABILITIES AND EQUITY
Accrued expenses, accounts payable and other liabilities	932,935,000
Accrued interest and other payables				639,082,000
Current income taxes and other tax liabilities				285,499,000
Accrued maintenance liability	2,840,772,000
Lessee deposit liability	737,951,000			1,065,719,000
Secured debt financing, net of deferred debt discount of $5,058 (2013)				8,202,791,000
Unsecured debt financing, net of deferred debt discount of $31,456 (2013)				12,238,066,000
Subordinated debt				1,000,000,000
Debt	24,812,068,000			21,440,857,000
Deferred income tax liability	123,440,000			3,854,452,000
Derivative liabilities	2,091,000			8,348,000
Security deposits, deferred overhaul rental and other customer deposits				2,637,994,000
Commitments and Contingencies-Note 16
Total Liabilities	29,447,166,000			28,866,232,000
Market Auction Preferred Stock, $100,000 per share liquidation value; Series A and B, each series having 500 shares issued and outstanding				100,000,000
Common stock-no par value; 100,000,000 authorized shares, 45,267,723 issued and outstanding				1,053,582,000
Beneficial ownership interests	4,557,641,000
Additional paid-in capital				1,272,604,000
Accumulated other comprehensive loss				(4,184,000)
Accumulated retained earnings	441,114,000			5,020,883,000
Total equity before non-controlling interest	4,998,755,000			7,442,885,000
Non-controlling interest	77,007,000
Total equity	5,075,762,000			7,442,885,000
TOTAL LIABILITIES AND EQUITY	$ 34,522,928,000			$ 36,309,117,000

[1]	Includes gain on aircraft sales.
[2]	Amounts were presented as Deposits on flight equipment purchases in the Predecessor financial statements.